Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003

Dear Shareholder:

The six-month period ended February 28, 2003, was characterized by strong shifts in investor sentiment that had a negative impact on the U.S. equity market. Following September 2002's broad-based market decline, domestic equities rebounded during October and November, led by the technology and telecommunication sectors. Investors responded positively to third-quarter earnings announcements, which were generally better than anticipated. In addition, the Federal Reserve cut short-term interest rates by 50 basis points, to levels not seen since 1961. The market also reacted favorably to midterm election results as the Republican party increased its majority in the House and gained control of the Senate.

However, stocks gave back their gains during the next three months. A weak holiday sales period, along with rising unemployment and energy prices, raised concerns over the sustainability of consumer spending. Consumer confidence in fact fell to its lowest level since October 1993. For the most part, fourth-quarter earnings were better than expected, but forward guidance was not as robust as many had hoped for. Geopolitical concerns, most notably uncertainty regarding Iraq, represented the most pervasive market issue and the most significant source of investor uncertainty during the period.

Performance and Portfolio Strategy

For the six-month period ended February 28, 2003, Morgan Stanley Mid-Cap Value Fund's Class A, B, C and D shares posted returns of -8.30 percent, -8.71 percent, -8.71 percent and -8.28 percent, respectively. For the same period, the Standard & Poor's MidCap 400 Index(1) returned -7.75 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The Fund's slight underperformance for the period was driven by stock selection, particularly within the consumer services and retail sectors. Within consumer services, Valassis Communications reported higher quarterly revenues but warned that 2003 earnings would be lower. Within retailing, BJ's Wholesale Club also lowered its earnings outlook, citing economic uncertainty and declining consumer confidence. Stock selection within the utility and heavy industry sectors also dampened the Fund's returns.

---------------------
(1) The Standard & Poor's MidCap 400 Index (S&P 400) is a market-value weighted index the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Mid-Cap Value Fund
LETTER TO THE SHAREHOLDERS - FEBRUARY 28, 2003 continued

Positive contributors to Fund performance included stock selection within the health care and technology sectors. The strongest-performing health care holding was Scios, a biotechnology company that appreciated on the news that it would be acquired by Johnson & Johnson. Within technology, the Fund benefited from holding a number of software and storage-related companies that were purchased at very depressed levels and subsequently rallied. Stock selection within basic resources also contributed positively to results.

Sector allocations contributed modestly to relative performance during the period. The Fund's overweightings in technology and health care enhanced returns. A slight underweighting in energy was a marginal detractor from performance.

Over the six-month period ended February 28, 2003, we reduced the Fund's exposure to consumer services and consumer nondurables. We continue to underweight consumer-related sectors due to our cautious outlook on consumer spending, and to overweight the health care sector, where we are still able to find companies with attractive valuations and improving fundamentals. We are maintaining a modest overweighting in technology, with most of our exposure in this sector lying within software and semiconductors. We also increased exposure to regulated electric utilities, where we have seen indications of improving liquidity. Finally, we increased exposure to heavy industry, particularly business services, and energy, thus reducing the Fund's underweighting in those sectors.

Looking Ahead

In our opinion, a quick resolution to the conflict in Iraq will be necessary for a sustained economic and market recovery to occur. We continue to be concerned about high consumer debt levels and stagnant job growth. It is our belief that corporate spending will take the lead at this point in the cycle and contributions by the consumer will be somewhat muted. As a result, we favor companies with financial and operating leverage, particularly those in the business-to-business area, and remain underweighted in consumer-related sectors. We continue to adhere to our investment discipline and maintain a highly diversified portfolio.

We appreciate your ongoing support of Morgan Stanley Mid-Cap Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Mid-Cap Value Fund
FUND PERFORMANCE - FEBRUARY 28, 2003

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
1 Year                      (27.51)%(1) (31.32)%(2)
Since Inception (10/29/01)  (19.25)%(1) (22.45)%(2)

                 CLASS C SHARES+
--------------------------------------------------
1 Year                      (28.05)%(1) (28.77)%(2)
Since Inception (10/29/01)  (19.88)%(1) (19.88)%(2)
                 CLASS B SHARES**
--------------------------------------------------
1 Year                      (28.05)%(1) (31.64)%(2)
Since Inception (10/29/01)  (19.87)%(1) (22.29)%(2)

                 CLASS D SHARES++
--------------------------------------------------
1 Year                      (27.32)%(1)
Since Inception (10/29/01)  (19.06)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.9%)
              Advertising/Marketing
              Services (0.4%)
  108,142     DoubleClick Inc.*........  $    696,434
                                         ------------
              Aerospace & Defense
              (0.3%)
   33,500     Goodrich Corp. ..........       514,895
                                         ------------
              Alternative Power
              Generation (0.8%)
  556,154     Calpine Corp.*...........     1,551,670
                                         ------------
              Apparel/Footwear Retail
              (1.0%)
   35,400     Abercrombie & Fitch Co.
               (Class A)*..............       973,500
   91,041     Foot Locker, Inc. .......       928,618
                                         ------------
                                            1,902,118
                                         ------------
              Auto Parts: O.E.M. (0.8%)
   36,397     ArvinMeritor, Inc. ......       556,146
   26,600     Lear Corp.*..............     1,010,268
                                         ------------
                                            1,566,414
                                         ------------
              Beverages: Alcoholic
              (0.2%)
    5,600     Coors (Adolph) Co. (Class
               B)......................       269,360
                                         ------------
              Beverages: Non-Alcoholic
              (0.4%)
   30,198     Pepsi Bottling Group,
               Inc. (The)..............       702,103
                                         ------------
              Biotechnology (6.5%)
   25,948     Cephalon, Inc.*..........     1,249,396
   56,400     Gilead Sciences, Inc.*...     1,917,600
   54,300     ICOS Corp.*..............     1,083,285
   62,700     IDEC Pharmaceuticals
               Corp.*..................     1,802,625
   55,248     InterMune Inc.*..........     1,102,750
   55,100     Medicines Company
               (The)*..................     1,043,594
   21,545     Scios, Inc.*.............       940,224

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   80,600     Telik, Inc.*.............  $    961,558
   34,000     Trimeris, Inc.*..........     1,360,680
   60,700     Vertex Pharmaceuticals,
               Inc.*...................       670,735
                                         ------------
                                           12,132,447
                                         ------------
              Cable/Satellite TV (0.0%)
   96,800     Adelphia Communications
               Corp. (Class A)*........        17,521
                                         ------------
              Casino/Gaming (1.4%)
   70,500     GTECH Holdings Corp.*....     2,051,550
   11,400     Harrah's Entertainment,
               Inc.*...................       374,376
   27,097     Park Place Entertainment
               Corp.*..................       195,098
                                         ------------
                                            2,621,024
                                         ------------
              Chemicals: Agricultural
              (0.1%)
   22,000     IMC Global Inc. .........       193,820
                                         ------------
              Chemicals: Major
              Diversified (0.6%)
   19,697     Cabot Corp. .............       431,364
   22,048     Eastman Chemical Co. ....       709,725
    4,099     Hercules Inc.*...........        32,915
                                         ------------
                                            1,174,004
                                         ------------

              Chemicals: Specialty
              (0.5%)
   14,800     Air Products & Chemicals,
               Inc. ...................       573,648
   64,600     Grace (W. R.) & Co.*.....       158,270
   15,100     Lyondell Chemical Co. ...       179,841
                                         ------------
                                              911,759
                                         ------------
              Computer Communications
              (0.6%)
  130,000     3Com Corp.*..............       544,700
  114,300     Extreme Networks,
               Inc.*...................       537,210
                                         ------------
                                            1,081,910
                                         ------------
              Computer Processing
              Hardware (0.1%)
   68,500     Gateway, Inc.*...........       149,330
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Containers/ Packaging
              (1.0%)
   12,898     Packaging Corp. of
               America*................  $    222,491
   43,200     Pactiv Corp.*............       853,632
   40,600     Sonoco Products Co. .....       842,450
                                         ------------
                                            1,918,573
                                         ------------
              Contract Drilling (3.0%)
  130,599     GlobalSantaFe Corp. .....     2,905,828
   11,049     Nabors Industries, Ltd.
               (Barbados)*.............       438,093
   56,700     Noble Corp. (Cayman
               Islands)*...............     2,058,210
   14,000     Pride International,
               Inc.*...................       203,000
                                         ------------
                                            5,605,131
                                         ------------
              Data Processing Services
              (4.8%)
   32,798     Affiliated Computer
               Services, Inc. (Class
               A)*.....................     1,470,334
  146,246     BISYS Group, Inc.
               (The)*..................     2,287,287
   12,498     Certergy Inc.*...........       300,702
  213,686     Concord EFS, Inc.*.......     2,371,915
   11,448     CSG Systems
               International, Inc.*....       110,473
   87,300     DST Systems, Inc.*.......     2,446,146
                                         ------------
                                            8,986,857
                                         ------------
              Department Stores (1.2%)
   36,400     Federated Department
               Stores, Inc.*...........       928,200
   25,400     Kohl's Corp.*............     1,242,060
                                         ------------
                                            2,170,260
                                         ------------
              Discount Stores (0.8%)
   26,600     BJ's Wholesale Club,
               Inc.*...................       371,868
   57,600     Dollar Tree Stores,
               Inc.*...................     1,189,440
                                         ------------
                                            1,561,308
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electric Utilities (6.0%)
  496,300     Allegheny Energy,
               Inc. ...................  $  2,972,837
   40,648     Ameren Corp. ............     1,584,866
   34,200     American Electric Power
               Co., Inc. ..............       744,876
    2,550     Black Hills Corp. .......        60,257
   48,645     DQE, Inc. ...............       656,708
   11,400     DTE Energy Co. ..........       472,416
  102,300     Edison International*....     1,264,428
   57,000     Energy East Corp. .......     1,072,740
   40,647     Exelon Corp. ............     1,997,800
    8,349     Pinnacle West Capital
               Corp. ..................       254,978
    4,199     Progress Energy, Inc. ...       163,341
                                         ------------
                                           11,245,247
                                         ------------
              Electrical Products
              (0.7%)
   32,700     Cooper Industries Ltd.
               (Class A)...............     1,237,695
                                         ------------
              Electronic Components
              (0.8%)
  178,300     Solectron Corp.*.........       561,645
   94,000     Vishay Intertechnology,
               Inc.*...................       949,400
                                         ------------
                                            1,511,045
                                         ------------
              Electronic Distributors
              (2.4%)
  239,300     Avnet, Inc. .............     2,464,790
   13,300     CDW Computer Centers,
               Inc.*...................       580,678
   63,598     Tech Data Corp.*.........     1,438,587
                                         ------------
                                            4,484,055
                                         ------------
              Electronic Production
              Equipment (0.4%)
   22,400     Lam Research Corp.*......       298,592
    6,999     Synopsys, Inc.*..........       285,419
   18,200     Teradyne, Inc.*..........       210,938
                                         ------------
                                              794,949
                                         ------------
              Energy (0.0%)
    2,150     KeySpan Corp. ...........        68,736
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Environmental Services
              (0.1%)
   29,700     Allied Waste Industries,
               Inc.*...................  $    245,025
                                         ------------
              Finance/Rental/ Leasing
              (1.0%)
   68,300     AmeriCredit Corp.*.......       135,917
   38,400     GATX Corp. ..............       592,896
  124,500     United Rentals, Inc.*....     1,074,435
                                         ------------
                                            1,803,248
                                         ------------
              Financial Publishing/
              Services (0.4%)
   15,548     SEI Investments Co. .....       391,981
   19,698     SunGard Data Systems
               Inc.*...................       387,657
                                         ------------
                                              779,638
                                         ------------
              Food Distributors (0.4%)
   36,300     ARAMARK Corp. (Class
               B)*.....................       796,785
                                         ------------
              Food Retail (0.3%)
   41,500     Kroger Co.*..............       548,630
                                         ------------
              Food: Major Diversified
              (0.5%)
   29,398     Heinz (H.J.) Co. ........       902,519
                                         ------------
              Food: Meat/Fish/ Dairy
              (0.6%)
   42,898     Smithfield Foods,
               Inc.*...................       794,900
   39,700     Tyson Foods, Inc. (Class
               A)......................       365,240
                                         ------------
                                            1,160,140
                                         ------------
              Gas Distributors (1.3%)
   43,446     Equitable Resources,
               Inc. ...................     1,577,090
   38,697     Sempra Energy............       897,770
                                         ------------
                                            2,474,860
                                         ------------
              Home Building (0.2%)
    9,699     Ryland Group, Inc.
               (The)...................       400,569
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Hospital/Nursing
              Management (0.9%)
   18,200     LifePoint Hospitals,
               Inc.*...................  $    385,840
   30,898     Universal Health
               Services, Inc. (Class
               B)*.....................     1,200,078
                                         ------------
                                            1,585,918
                                         ------------
              Household/Personal Care
              (0.3%)
   19,047     International Flavors &
               Fragrances, Inc. .......       597,314
                                         ------------
              Industrial Conglomerates
              (1.1%)
   59,100     SPX Corp.*...............     2,150,058
                                         ------------
              Industrial Machinery
              (1.5%)
   17,448     Flowserve Corp.*.........       208,678
   29,998     Kennametal Inc. .........       897,540
   28,800     Parker-Hannifin Corp. ...     1,160,928
   12,400     Tecumseh Products Co.
               (Class A)...............       551,800
                                         ------------
                                            2,818,946
                                         ------------
              Industrial Specialties
              (0.5%)
  109,600     GrafTech International
               Ltd. ...................       385,792
   57,145     RPM International,
               Inc. ...................       571,450
                                         ------------
                                              957,242
                                         ------------
              Information Technology
              Services (1.7%)
   76,200     Accenture Ltd. (Class A)
               (Bermuda)*..............     1,168,908
  118,948     BearingPoint, Inc.*......       780,299
   70,243     PeopleSoft, Inc.*........     1,201,155
                                         ------------
                                            3,150,362
                                         ------------
              Insurance Brokers/
              Services (0.6%)
   54,500     AON Corp. ...............     1,060,025
                                         ------------
              Integrated Oil (0.2%)
    9,198     Murphy Oil Corp. ........       395,790
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Internet Software/
              Services (1.0%)
   20,400     Internet Security
               Systems, Inc.*..........  $    233,988
  191,400     Siebel Systems, Inc.*....     1,651,782
                                         ------------
                                            1,885,770
                                         ------------
              Investment Banks/ Brokers
              (0.8%)
   28,448     Lehman Brothers Holdings,
               Inc. ...................     1,575,166
                                         ------------
              Investment Managers
              (0.7%)
   25,349     Affiliated Managers
               Group, Inc.*............     1,075,051
   15,499     Waddell & Reed Financial,
               Inc. (Class A)..........       258,988
                                         ------------
                                            1,334,039
                                         ------------
              Major Banks (3.0%)
   51,400     Comerica, Inc. ..........     2,106,372
  119,992     Mellon Financial
               Corp. ..................     2,701,020
   18,400     PNC Financial Services
               Group...................       826,712
                                         ------------
                                            5,634,104
                                         ------------
              Major Telecommunications
              (0.1%)
   28,998     BroadWing Inc.*..........       109,032
                                         ------------
              Managed Health Care
              (2.7%)
   42,900     Anthem, Inc.*............     2,557,269
  112,043     Caremark Rx, Inc.*.......     1,956,271
   22,100     Coventry Health Care,
               Inc.*...................       626,093
                                         ------------
                                            5,139,633
                                         ------------
              Medical Specialties
              (2.7%)
   29,547     Pall Corp. ..............       476,889
   53,600     St. Jude Medical,
               Inc.*...................     2,448,448
   58,700     STERIS Corp.*............     1,482,175
   13,049     Varian Medical Systems,
               Inc.*...................       659,627
                                         ------------
                                            5,067,139
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Metal Fabrications (0.4%)
   25,400     Harsco Corp. ............  $    766,318
                                         ------------
              Miscellaneous Commercial
              Services (0.5%)
   72,600     Pittston Brink's Group...     1,028,742
                                         ------------
              Miscellaneous
              Manufacturing (0.5%)
   63,000     Federal Signal Corp. ....       905,940
                                         ------------
              Motor Vehicles (0.1%)
    7,100     Harley-Davidson, Inc. ...       281,089
                                         ------------
              Movies/Entertainment
              (0.5%)
  102,600     Metro-Goldwyn-Mayer
               Inc.*...................     1,027,026
                                         ------------
              Multi-Line Insurance
              (1.2%)
   34,447     Hartford Financial
               Services Group, Inc.
               (The)...................     1,244,570
   23,000     Loews Corp. .............     1,005,330
                                         ------------
                                            2,249,900
                                         ------------
              Oil & Gas Pipelines
              (0.8%)
   10,284     Enbridge Energy
               Management, LLC.........       401,089
   33,873     Kinder Morgan Management,
               LLC.....................     1,081,226
                                         ------------
                                            1,482,315
                                         ------------
              Oil & Gas Production
              (1.7%)
    9,050     Apache Corp. ............       590,784
  101,400     XTO Energy Inc. .........     2,556,294
                                         ------------
                                            3,147,078
                                         ------------
              Oil Refining/Marketing
              (0.5%)
    7,000     Sunoco, Inc. ............       247,730
   19,999     Valero Energy Corp. .....       780,161
                                         ------------
                                            1,027,891
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (2.6%)
   31,598     Cooper Cameron Corp.*....  $  1,643,096
   24,298     FMC Technologies,
               Inc. ...................       484,745
   27,500     Schlumberger Ltd. .......     1,144,275
   16,300     Smith International,
               Inc.*...................       568,218
   19,800     Varco International,
               Inc.*...................       375,408
   16,748     Weatherford International
               Ltd.*...................       670,590
                                         ------------
                                            4,886,332
                                         ------------
              Other Consumer Services
              (0.9%)
  235,200     Bally Total Fitness
               Holding Corp.*..........     1,340,640
    9,900     Education Management
               Corp.*..................       375,012
                                         ------------
                                            1,715,652
                                         ------------
              Other Metals/ Minerals
              (0.6%)
   73,145     Olin Corp. ..............     1,206,893
                                         ------------
              Packaged Software (1.7%)
  170,800     Compuware Corp.*.........       630,252
   51,800     Network Associates,
               Inc.*...................       766,640
  210,500     Peregrine Systems,
               Inc.*...................        86,305
   28,000     Quest Software, Inc.*....       276,640
   84,289     VERITAS Software
               Corp.*..................     1,435,442
                                         ------------
                                            3,195,279
                                         ------------
              Personnel Services (0.8%)
   30,898     Manpower, Inc. ..........       938,372
   40,600     Robert Half
               International, Inc.*....       543,634
                                         ------------
                                            1,482,006
                                         ------------
              Pharmaceuticals: Generic
              Drugs (0.9%)
   20,999     Barr Laboratories,
               Inc.*...................     1,636,032
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (3.3%)
   90,300     Allmerica Financial
               Corp. ..................  $  1,277,745
   17,300     American Financial Group,
               Inc. ...................       343,059
   39,947     Everest Re Group, Ltd.
               (Bermuda)...............     2,133,170
   41,898     Ohio Casualty Corp.*.....       514,926
   31,046     Old Republic
               International Corp. ....       847,556
   46,800     Platinum Underwriters
               Holdings Ltd.
               (Bermuda)...............     1,064,700
                                         ------------
                                            6,181,156
                                         ------------
              Publishing: Books/
              Magazines (0.4%)
   61,200     Reader's Digest Assoc.,
               Inc. (The) (Class A)....       661,572
                                         ------------
              Publishing: Newspapers
              (0.2%)
    6,900     Media General, Inc.
               (Class A)...............       345,690
                                         ------------
              Pulp & Paper (0.5%)
   23,900     Bowater, Inc. ...........       907,005
                                         ------------
              Railroads (0.4%)
   28,348     CSX Corp. ...............       761,427
                                         ------------
              Recreational Products
              (0.8%)
   52,098     Activision, Inc.*........       776,260
   53,600     Hasbro, Inc. ............       649,096
                                         ------------
                                            1,425,356
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Regional Banks (5.6%)
   80,700     Banknorth Group, Inc. ...  $  1,828,662
   42,100     Colonial BancGroup, Inc.
               (The)...................       487,939
   35,500     Compass Bancshares,
               Inc. ...................     1,129,610
   28,498     Cullen/Frost Bankers,
               Inc. ...................       887,998
    7,400     FirstMerit Corp. ........       145,854
   44,798     Hibernia Corp. (Class
               A)......................       811,740
    7,600     M&T Bank Corp. ..........       600,552
   24,298     Mercantile Bankshares
               Corp. ..................       896,596
   35,500     National Commerce
               Financial Corp. ........       861,940
   12,949     Provident Financial
               Group, Inc. ............       373,708
   25,400     Sky Financial Group,
               Inc. ...................       515,366
   45,300     Zions Bancorporation.....     1,937,028
                                         ------------
                                           10,476,993
                                         ------------
              Restaurants (0.5%)
   33,500     Darden Restaurants,
               Inc. ...................       596,635
    9,549     Outback Steakhouse, Inc.
               (The)...................       307,478
                                         ------------
                                              904,113
                                         ------------
              Savings Banks (1.4%)
   51,365     Charter One Financial,
               Inc. ...................     1,484,962
   14,049     Downey Financial
               Corp. ..................       564,067
   20,500     Independence Community
               Bank Corp. .............       532,590
                                         ------------
                                            2,581,619
                                         ------------
              Semiconductors (3.2%)
   69,300     Cypress Semiconductor
               Corp.*..................       444,213
  148,539     Fairchild Semiconductor
               Corp. (Class A)*........     1,806,234
  237,584     Integrated Device
               Technology, Inc.*.......     2,066,981
   48,500     Intersil Corp. (Class
               A)*.....................       759,025
   16,398     Microchip Technology
               Inc. ...................       417,329
   30,300     Semtech Corp.*...........       444,804
                                         ------------
                                            5,938,586
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Services to the Health
              Industry (1.1%)
   29,347     Covance, Inc.*...........  $    691,122
   11,500     Express Scripts, Inc.
               (Class A)*..............       594,780
   31,246     Laboratory Corp. of
               America Holdings*.......       867,701
                                         ------------
                                            2,153,603
                                         ------------
              Specialty Insurance
              (2.1%)
    9,599     MBIA, Inc. ..............       366,010
   41,998     PMI Group, Inc. (The)....     1,138,146
   70,145     Radian Group, Inc. ......     2,445,956
                                         ------------
                                            3,950,112
                                         ------------
              Specialty Stores (2.2%)
   55,600     Barnes & Noble, Inc.*....       980,228
   65,700     Borders Group, Inc.*.....       932,940
   53,500     Linens 'N Things,
               Inc.*...................     1,241,200
   12,000     Michaels Stores, Inc.*...       282,000
   12,000     Pier 1 Imports, Inc. ....       191,640
   17,648     Williams-Sonoma, Inc.*...       410,845
                                         ------------
                                            4,038,853
                                         ------------
              Steel (0.2%)
   78,100     AK Steel Holding
               Corp.*..................       428,769
                                         ------------
              Telecommunication
              Equipment (0.6%)
   57,146     Polycom, Inc.*...........       573,174
   31,798     Powerwave Technologies,
               Inc.*...................       112,565
   79,500     RF Micro Devices,
               Inc.*...................       519,930
                                         ------------
                                            1,205,669
                                         ------------
              Tobacco (0.7%)
   42,000     Loews Corp.- Carolina
               Group...................       898,800
   12,200     R. J. Reynolds Tobacco
               Holdings, Inc. .........       486,902
                                         ------------
                                            1,385,702
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Trucking (0.7%)
   27,448     CNF Inc. ................  $    789,679
   15,546     Swift Transportation Co.,
               Inc.*...................       248,425
   10,150     Yellow Corp.*............       230,101
                                         ------------
                                            1,268,205
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.4%)
   55,600     AGCO Corp.*..............       902,944
   76,100     Navistar International
               Corp.*..................     1,798,243
                                         ------------
                                            2,701,187
                                         ------------
              Wireless
              Telecommunications (0.5%)
  134,300     Sprint Corp. (PCS
               Group)*.................       531,828
  223,600     Triton PCS Holdings, Inc.
               (Class A)*..............       371,176
                                         ------------
                                              903,004
                                         ------------
              Total Common Stocks
              (Cost $194,351,891)......   181,897,731
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (4.6%)
              Repurchase Agreement
 $  8,618     Joint repurchase
               agreement account 1.36%
               due 03/03/03 (dated
               02/28/03; proceeds
               $8,618,977) (a)
               (Cost $8,618,000).......  $  8,618,000
                                         ------------

Total Investments
(Cost $202,969,891) (b).....   101.5%     190,515,731
Liabilities in Excess of
Other Assets................    (1.5)      (2,832,478)
                               -----     ------------
Net Assets..................   100.0%    $187,683,253
                               =====     ============

---------------------------------------------------

    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $7,323,973 and the aggregate gross unrealized depreciation is $19,778,133, resulting in net unrealized depreciation of $12,454,160.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $202,969,891).......................................  $190,515,731
Cash........................................................        50,413
Receivable for:
    Investments sold........................................     2,488,749
    Shares of beneficial interest sold......................     1,171,692
    Dividends...............................................       152,958
Prepaid expenses and other assets...........................       183,975
                                                              ------------
    Total Assets............................................   194,563,518
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     6,343,171
    Shares of beneficial interest redeemed..................       160,389
    Investment management fee...............................       114,292
    Distribution fee........................................        38,871
Accrued expenses and other payables.........................       223,542
                                                              ------------
    Total Liabilities.......................................     6,880,265
                                                              ------------
    Net Assets..............................................  $187,683,253
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $239,295,277
Net unrealized depreciation.................................   (12,454,160)
Net investment loss.........................................      (374,243)
Accumulated net realized loss...............................   (38,783,621)
                                                              ------------
    Net Assets..............................................  $187,683,253
                                                              ============
Class A Shares:
Net Assets..................................................    $2,634,753
Shares Outstanding (unlimited authorized, $.01 par value)...       350,993
    Net Asset Value Per Share...............................         $7.51
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $7.93
                                                              ============
Class B Shares:
Net Assets..................................................   $44,330,126
Shares Outstanding (unlimited authorized, $.01 par value)...     5,959,774
    Net Asset Value Per Share...............................         $7.44
                                                              ============
Class C Shares:
Net Assets..................................................    $5,237,658
Shares Outstanding (unlimited authorized, $.01 par value)...       704,144
    Net Asset Value Per Share...............................         $7.44
                                                              ============
Class D Shares:
Net Assets..................................................  $135,480,716
Shares Outstanding (unlimited authorized, $.01 par value)...    18,001,936
    Net Asset Value Per Share...............................         $7.53
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2003 (unaudited)

Net Investment Loss:

Income
Dividends...................................................  $    933,070
Interest....................................................        63,349
                                                              ------------
    Total Income............................................       996,419
                                                              ------------
Expenses
Investment management fee...................................       698,739
Distribution fee (Class A shares)...........................         3,185
Distribution fee (Class B shares)...........................       244,965
Distribution fee (Class C shares)...........................        28,722
Transfer agent fees and expenses............................       258,084
Custodian fees..............................................        58,199
Registration fees...........................................        34,169
Professional fees...........................................        28,595
Shareholder reports and notices.............................         7,374
Trustees' fees and expenses.................................         4,925
Other.......................................................         3,705
                                                              ------------
    Total Expenses..........................................     1,370,662
                                                              ------------
    Net Investment Loss.....................................      (374,243)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (25,076,708)
Net change in unrealized depreciation.......................    10,176,989
                                                              ------------
    Net Loss................................................   (14,899,719)
                                                              ------------
Net Decrease................................................  $(15,273,962)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                                  FOR THE PERIOD
                                                                                  OCTOBER 29, 2001*
                                                               FOR THE SIX           THROUGH
                                                               MONTHS ENDED
                                                              FEBRUARY 28, 2003   AUGUST 31, 2002
                                                                ------------        ------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................    $   (374,243)       $   (730,564)
Net realized loss...........................................     (25,076,708)        (13,706,913)
Net change in unrealized depreciation.......................      10,176,989         (22,631,149)
                                                                ------------        ------------
    Net Decrease............................................     (15,273,962)        (37,068,626)
                                                                ------------        ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................        --                    (2,609)
Class B shares..............................................        --                   (10,258)
Class C shares..............................................        --                      (946)
Class D shares..............................................        --                    (5,688)
                                                                ------------        ------------
    Total Dividends.........................................        --                   (19,501)
                                                                ------------        ------------

Net increase from transactions in shares of beneficial
  interest..................................................      44,452,597         195,492,745
                                                                ------------        ------------
    Net Increase............................................      29,178,635         158,404,618
Net Assets:
Beginning of period.........................................     158,504,618             100,000
                                                                ------------        ------------
End of Period
(Including a net investment loss of $374,243 and $0,
respectively)...............................................    $187,683,253        $158,504,618
                                                                ============        ============

---------------------

     *   Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies with market capitalizations in the range of companies included in the S&P MidCap 400 Index. The Fund was organized as a Massachusetts business trust on April 12, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,236,709 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $92,990 and $6,680, respectively and received $7,496 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003 aggregated $190,978,411 and $140,890,908, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $4,000 which will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $13,703,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2003 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                       FOR THE PERIOD
                                                             FOR THE SIX              OCTOBER 29, 2001*
                                                            MONTHS ENDED                   THROUGH
                                                          FEBRUARY 28, 2003            AUGUST 31, 2002
                                                      -------------------------   -------------------------
                                                             (unaudited)
                                                        SHARES        AMOUNT        SHARES        AMOUNT
                                                      ----------   ------------   ----------   ------------
CLASS A SHARES
Sold................................................      57,739   $    450,676      459,108   $  4,727,139
Reinvestment of dividends and distributions.........      --            --               230          2,454
Redeemed............................................     (79,311)      (620,493)     (86,773)      (824,149)
                                                      ----------   ------------   ----------   ------------
Net increase (decrease) - Class A...................     (21,572)      (169,817)     372,565      3,905,444
                                                      ----------   ------------   ----------   ------------
CLASS B SHARES
Sold................................................     608,344      4,740,108    7,773,974     80,178,599
Reinvestment of dividends and distributions.........      --            --               851          9,080
Redeemed............................................  (1,267,525)    (9,771,677)  (1,155,870)   (10,499,456)
                                                      ----------   ------------   ----------   ------------
Net increase (decrease) - Class B...................    (659,181)    (5,031,569)   6,618,955     69,688,223
                                                      ----------   ------------   ----------   ------------
CLASS C SHARES
Sold................................................     102,718        800,422      880,423      8,984,262
Reinvestment of dividends and distributions.........      --            --                83            884
Redeemed............................................    (178,113)    (1,371,736)    (100,967)      (932,655)
                                                      ----------   ------------   ----------   ------------
Net increase (decrease) - Class C...................     (75,395)      (571,314)     779,539      8,052,491
                                                      ----------   ------------   ----------   ------------
CLASS D SHARES
Sold................................................   7,977,626     62,318,675   12,439,798    121,528,040
Reinvestment of dividends and distributions.........      --            --               435          4,643
Redeemed............................................  (1,571,239)   (12,093,378)    (844,684)    (7,586,096)
                                                      ----------   ------------   ----------   ------------
Net increase - Class D..............................   6,406,387     50,225,297   11,595,549    113,946,587
                                                      ----------   ------------   ----------   ------------
Net increase in Fund................................   5,650,239   $ 44,452,597   19,366,608   $195,592,745
                                                      ==========   ============   ==========   ============

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 29, 2001*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2003    AUGUST 31, 2002
                                                              -----------------   -----------------
                                                                 (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $8.19              $10.00
                                                                    -----              ------

Loss from investment operations:
    Net investment loss++...................................        (0.01)              (0.04)
    Net realized and unrealized loss........................        (0.67)              (1.76)
                                                                    -----              ------

Total loss from investment operations.......................        (0.68)              (1.80)
                                                                    -----              ------

Less dividends from net investment income...................          --                (0.01)
                                                                    -----              ------

Net asset value, end of period..............................        $7.51              $ 8.19
                                                                    =====              ======

Total Return+(1)............................................        (8.30)%            (17.99)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................         1.47 %              1.45 %(4)

Net investment loss.........................................        (0.33)%             (0.58)%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................       $2,635              $3,053

Portfolio turnover rate(1)..................................           84 %               121 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.66% and (0.79)%, respectively.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 29, 2001*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2003    AUGUST 31, 2002
                                                              -----------------   -----------------
                                                                 (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $ 8.15              $10.00
                                                                    ------              ------

Loss from investment operations:
    Net investment loss++...................................         (0.04)              (0.10)
    Net realized and unrealized loss........................         (0.67)              (1.75)
                                                                    ------              ------

Total loss from investment operations.......................         (0.71)              (1.85)
                                                                    ------              ------

Less dividends from net investment income...................          --                  0.00++
                                                                    ------              ------

Net asset value, end of period..............................        $ 7.44              $ 8.15
                                                                    ======              ======

Total Return+(1)............................................         (8.71)%            (18.47)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          2.25 %              2.20 %(4)

Net investment loss.........................................         (1.11)%             (1.33)%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................       $44,330             $53,948

Portfolio turnover rate(1)..................................            84 %               121 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 29, 2001*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2003    AUGUST 31, 2002
                                                              -----------------   -----------------
                                                                 (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period........................        $8.15              $10.00
                                                                    -----              ------

Loss from investment operations:
    Net investment loss++...................................        (0.04)              (0.10)
    Net realized and unrealized loss........................        (0.67)              (1.75)
                                                                    -----              ------

Total loss from investment operations.......................        (0.71)              (1.85)
                                                                    -----              ------

Less dividends from net investment income...................          --                 0.00++
                                                                    -----              ------

Net asset value, end of period..............................        $7.44              $ 8.15
                                                                    =====              ======

Total Return+(1)............................................        (8.71)%            (18.48)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................         2.25 %              2.20 %(4)

Net investment loss.........................................        (1.11)%             (1.33)%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................       $5,238              $6,354

Portfolio turnover rate(1)..................................           84 %               121 %

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX      OCTOBER 29, 2001*
                                                                MONTHS ENDED           THROUGH
                                                              FEBRUARY 28, 2003    AUGUST 31, 2002
                                                              -----------------   -----------------
                                                                 (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........................         $8.21             $10.00
                                                                     -----             ------

Loss from investment operations:
    Net investment loss++...................................          0.00              (0.04)
    Net realized and unrealized loss........................         (0.68)             (1.73)
                                                                     -----             ------

Total loss from investment operations.......................         (0.68)             (1.77)
                                                                     -----             ------

Less dividends from net investment income...................           --               (0.02)
                                                                     -----             ------

Net asset value, end of period..............................         $7.53             $ 8.21
                                                                     =====             ======

Total Return+(1)............................................         (8.28)%           (17.76)%

Ratios to Average Net Assets(2)(3):
Expenses....................................................          1.25 %             1.20 %(4)

Net investment loss.........................................         (0.11)%            (0.33)%(4)

Supplemental Data:
Net assets, end of period, in thousands.....................      $135,481            $95,150

Portfolio turnover rate(1)..................................            84 %              121 %

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.41% and (0.54)%, respectively.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
MID-CAP VALUE FUND

Semiannual Report
February 28, 2003


39917RPT-10500D03-AP-4/03